Statement of Stockholders' Equity (Deficit) Parenthetical (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statement Of Stockholders Equity [Abstract]
Common stock issued for compensation at $0.05 per share on January 5, 2010, fair market value		$ 0.05
Sale of common stock at $0.05 per share on February 16, 2010, fair market value		$ 0.05
Common stock issued for compensation at $0.05 per share on June 14, 2010, fair market value		$ 0.05
Common stock issued for compensation at $0.05 per share on October 21, 2011, fair market value	$ 0.05